                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



 PAR
AMOUNT
(000)     DESCRIPTION                                                          COUPON             MATURITY               VALUE
          COLLATERALIZED MORTGAGE OBLIGATIONS    7.8%
$  8,594  Federal Home Loan Mortgage Corp.                                      3.980%            09/25/45            $  8,594,070
   4,940  Federal Home Loan Mortgage Corp.                                      5.000             08/15/12               4,943,306
  12,674  Federal Home Loan Mortgage Corp. (Interest Only) (a)                  4.182             03/15/32               1,123,165
   4,655  Federal Home Loan Mortgage Corp. (Interest Only) (a)                  4.232             03/15/32                 373,304
   3,806  Federal Home Loan Mortgage Corp. (Interest Only) (a)                  4.332             06/15/31                 280,577
   2,442  Federal Home Loan Mortgage Corp. (Interest Only) (a)                  4.782             03/15/32                 206,079
   9,959  Federal Home Loan Mortgage Corp. (Interest Only)                      5.500             05/15/27                 654,075
   4,593  Federal Home Loan Mortgage Corp. (Interest Only)                      6.500             05/15/33                 776,332
   3,527  Federal Home Loan Mortgage Corp. (Interest Only)                      8.000             06/01/31                 655,956
   9,000  Federal National Mortgage Association                                 6.022             11/25/10               9,505,804
  29,000  Federal National Mortgage Association                                 6.740             08/25/07              29,926,089
   3,535  Federal National Mortgage Association REMIC                           7.000             09/25/32               3,674,440
   2,252  Federal National Mortgage Association                                 7.500             01/19/39               2,376,053
   9,132  Federal National Mortgage Association (Floating Rate)                 4.030             05/25/35               9,133,612
   5,225  Federal National Mortgage Association (Floating Rate) REMIC           4.172             05/28/35               5,244,502
   5,443  Federal National Mortgage Association (Floating Rate) REMIC           5.030             10/25/34               5,506,245
 188,400  Federal National Mortgage Association (Interest Only)                 0.750             11/25/10               6,993,034
   8,706  Federal National Mortgage Association (Interest Only) (a)             2.570             07/25/34                 431,313
     782  Federal National Mortgage Association (Interest Only) (a)             4.270             12/25/29                  24,030
   7,350  Federal National Mortgage Association (Interest Only)                 6.000             11/25/32                 851,145
   4,961  Federal National Mortgage Association (Interest Only) REMIC           6.000             08/25/32                 715,658
   7,527  Federal National Mortgage Association (Interest Only)                 6.500       06/01/31 to 05/25/33         1,552,407
   5,189  Federal National Mortgage Association (Interest Only) REMIC           7.000       03/01/32 to 04/25/33         1,065,651
   6,320  Federal National Mortgage Association (Interest Only)                 7.500       11/01/29 to 01/01/32         1,281,667
   9,081  Government National Mortgage Association (Interest Only) (a)          4.178             12/16/25                 585,877
   4,911  Government National Mortgage Association (Interest Only) REMIC (a)    4.228             05/16/32                 294,935
                                                                                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   7.8%                                                                        96,769,326
                                                                                                                    --------------

          MORTGAGE BACKED SECURITIES    84.2%
  53,750  Federal Home Loan Mortgage Corp., October                             5.000               TBA                 52,607,812
  37,550  Federal Home Loan Mortgage Corp., November                            5.000               TBA                 37,420,903
 137,701  Federal Home Loan Mortgage Corp.                                      5.500       03/01/12 to 09/01/20       139,794,971
   3,350  Federal Home Loan Mortgage Corp., October                             6.000               TBA                  3,408,625
   6,694  Federal Home Loan Mortgage Corp.                                      6.500       07/01/14 to 08/01/33         6,902,064
  27,275  Federal Home Loan Mortgage Corp.                                      7.500       06/01/17 to 07/01/33        28,937,337
   7,969  Federal Home Loan Mortgage Corp.                                      8.000       12/01/19 to 05/01/32         8,505,286
   8,120  Federal Home Loan Mortgage Corp.                                      8.500       10/01/10 to 08/01/31         8,804,561
   2,039  Federal Home Loan Mortgage Corp.                                     10.000       01/01/09 to 08/01/21         2,235,881
      58  Federal Home Loan Mortgage Corp. FHA/VA                              10.000       09/01/10 to 01/01/19            63,932
      14  Federal Home Loan Mortgage Corp.                                     10.250             11/01/09                  14,699
   1,603  Federal Home Loan Mortgage Corp.                                     11.000       05/01/07 to 01/01/21         1,771,319
   7,654  Federal National Mortgage Association (ARM) (b)                       4.045             07/01/33               7,679,620
  30,850  Federal National Mortgage Association, October                        4.500               TBA                 29,413,562
  65,205  Federal National Mortgage Association                                 4.500       05/01/19 to 10/01/19        63,917,920
  30,700  Federal National Mortgage Association, October                        5.000               TBA                 30,057,203
  18,300  Federal National Mortgage Association, November                       5.000               TBA                 18,237,085
  51,213  Federal National Mortgage Association                                 5.000       09/01/19 to 11/01/19        51,112,276
  61,900  Federal National Mortgage Association, October                        5.500               TBA                 61,880,687
  84,169  Federal National Mortgage Association                                 5.500       12/01/32 to 12/01/34        84,203,581
  67,300  Federal National Mortgage Association, October                        6.000               TBA                 68,435,687
   2,552  Federal National Mortgage Association                                 6.000       07/01/12 to 09/01/14         2,625,905
  69,455  Federal National Mortgage Association                                 6.500       11/01/13 to 11/01/34        71,651,562
 103,100  Federal National Mortgage Association, October                        7.000               TBA                107,932,812
  33,007  Federal National Mortgage Association                                 7.000       05/01/13 to 11/01/33        34,553,163
     600  Federal National Mortgage Association, October                        7.500               TBA                    635,063
  25,201  Federal National Mortgage Association                                 7.500       04/01/15 to 12/01/32        26,699,189
  26,307  Federal National Mortgage Association                                 8.000       12/01/16 to 09/01/32        28,138,437
  10,190  Federal National Mortgage Association                                 8.500       08/01/14 to 05/01/32        11,043,722
      38  Federal National Mortgage Association MFMR                            9.000             03/01/08                  39,438
     775  Federal National Mortgage Association                                 9.000       05/01/09 to 02/01/21           826,335
   1,274  Federal National Mortgage Association                                 9.500       05/01/20 to 04/01/30         1,409,009
     775  Federal National Mortgage Association                                10.000       11/01/18 to 05/01/22           863,963
     804  Federal National Mortgage Association                                10.500       06/01/10 to 05/01/21           892,776
     305  Federal National Mortgage Association                                11.000       12/01/10 to 07/01/19           333,757
      92  Federal National Mortgage Association                                11.500       12/01/09 to 09/01/15           101,904
       6  Federal National Mortgage Association                                12.500             03/01/15                   6,680
     211  Federal National Mortgage Association                                13.000             06/01/15                 236,285
  10,959  Government National Mortgage Association                              5.500       05/15/33 to 10/15/34        11,072,299
   4,130  Government National Mortgage Association                              6.000       01/15/28 to 04/15/29         4,236,987
   1,237  Government National Mortgage Association                              6.500       04/15/26 to 12/15/28         1,290,169
   3,880  Government National Mortgage Association                              7.000       08/15/22 to 10/15/30         4,089,987
   6,542  Government National Mortgage Association                              7.500       01/15/17 to 02/15/30         6,975,818
   3,091  Government National Mortgage Association                              8.000       08/15/07 to 01/15/22         3,308,631


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
   2,835  Government National Mortgage Association                              8.500       04/15/06 to 06/15/23         3,095,857
   4,902  Government National Mortgage Association                              9.000       10/15/08 to 08/15/24         5,359,944
   3,327  Government National Mortgage Association                              9.500       07/15/09 to 09/15/22         3,681,801
     939  Government National Mortgage Association                             10.500       09/15/10 to 10/15/19         1,059,829
     203  Government National Mortgage Association                             11.000       03/15/10 to 12/15/18           223,687
     333  Government National Mortgage Association                             11.500       10/15/10 to 02/15/16           370,254
     148  Government National Mortgage Association                             12.000       11/15/12 to 07/15/15           168,598
      74  Government National Mortgage Association                             12.250       06/15/14 to 06/15/15            81,933
     194  Government National Mortgage Association                             12.500       05/15/10 to 08/15/15           217,829
     130  Government National Mortgage Association                             13.000       01/15/11 to 05/15/15           146,609
   1,670  Government National Mortgage Association II                           6.000             04/20/29               1,708,063
      12  Government National Mortgage Association II                           8.500             02/20/17                  13,133
     320  Government National Mortgage Association II                          10.500       04/20/14 to 05/20/19           359,847
     253  Government National Mortgage Association II                          11.000       09/20/13 to 08/20/19           279,100
     116  Government National Mortgage Association II                          11.500       08/20/13 to 07/20/19           128,965
     139  Government National Mortgage Association II                          12.000       09/20/13 to 12/20/15           158,444
     128  Government National Mortgage Association II                          12.500       10/20/13 to 09/20/15           142,900
                                                                                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                     1,041,565,695
                                                                                                                    --------------

          UNITED STATES TREASURY OBLIGATIONS    12.1%
   1,750  United States Treasury Bills (c)                                      0.000             01/12/06               1,733,317
  19,255  United States Treasury Bonds                                          0.000             02/15/25               7,816,028
  19,255  United States Treasury Bonds                                          0.000             02/15/27               7,150,941
  12,250  United States Treasury Bonds                                          6.375             08/15/27              15,184,267
  43,000  United States Treasury Bonds                                         11.250             02/15/15              65,576,720
  50,000  United States Treasury Notes                                          1.625             02/28/06              49,564,500
   2,695  United States Treasury Notes                                          4.250             08/15/13               2,686,581
                                                                                                                    --------------

TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                               149,712,354
                                                                                                                    --------------

TOTAL LONG-TERM INVESTMENTS    104.1%
   (Cost $1,287,551,177)                                                                                             1,288,047,375
                                                                                                                    --------------

SHORT-TERM INVESTMENTS    25.3%

REPURCHASE AGREEMENT    24.1%

    State Street Bank & Trust Co. ($298,768,000
    par collateralized by U.S. Government obligations
    in a pooled cash account, interest rate of 3.65%,
    dated 09/30/05 to be sold on 10/03/05 at $298,858,875)                                                             298,768,000
                                                                                                                    --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS    1.2%

    Federal National Mortgage Association ($15,000,000
    par, yielding 3.501%, 10/03/05 maturity)                                                                            14,997,084
                                                                                                                    --------------


TOTAL SHORT-TERM INVESTMENTS   25.3%
   (Cost $313,765,084)                                                                                                 313,765,084
                                                                                                                    --------------

TOTAL INVESTMENTS    129.4%
   (Cost $1,601,316,261)                                                                                             1,601,812,459

LIABILITIES IN EXCESS OF OTHER ASSETS    (29.4%)                                                                      (364,137,824)
                                                                                                                    --------------

NET ASSETS    100.0%                                                                                                $1,237,674,635
                                                                                                                    ==============

Percentages are calculated as a percentage of net assets.

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.


(b)       Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

ARM     - Adjustable Rate Mortgage

FHA/VA  - Federal Housing Administration/Department of Veterans Affairs

MFMR    - Multi Family Mortgage Revenue

REMIC   - Real Estate Mortgage Investment Conduits

TBA     - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity date will be assigned.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

Future contracts outstanding as of September 30, 2005:

                                                                                                               UNREALIZED
                                                                                                              APPRECIATION/
                                                                                         CONTRACTS            DEPRECIATION
LONG CONTRACTS:
  U.S. Treasury Notes 10-Year Futures December 2005 (Current Notional Value of
  $109,922 per contract)                                                                      742              $ (358,564)

  U.S. Treasury Bonds Futures December 2005 (Current Notional Value of $114,406
  per contract)                                                                               137                (241,091)
                                                                                         --------              ----------
                                                                                              879                (599,655)
                                                                                         --------              ----------

SHORT CONTRACTS:

  U.S. Treasury Notes 5-Year Futures December 2005 (Current Notional Value of
  $106,859 per contract)                                                                      805                 997,363

  U.S. Treasury Notes 2-Year Futures December 2005 (Current Notional Value of
   $102,945 per contract)                                                                   1,244               1,299,538
                                                                                         --------              ----------
                                                                                            2,049               2,296,901
                                                                                         --------              ----------
                                                                                            2,928              $1,097,591
                                                                                         ========              ==========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen U.S. Government Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
    ---------------------
Title: Principal Financial Officer
Date: November 21, 2005